UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR/A

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Polaris Capital Management, Inc.
Address:	125 Summer Street
		Suite 1470
		Boston, MA 02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Bernard R. Horn
Title:	President
Phone:	617-951-1365
Signature, Place, and Date of Signing:

Bernard R. Horn	Boston, MA		May 1, 2008


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		40

Form 13F Information Table Value Total:		$ 688,093,732















List of Other Included Managers:			None
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FORM 13F INFORMATION TABLE



         Column 1            Column 2   Column 3    Column 4  Column 5          Column 6   Column 7  Column8

                                                      VALUE    SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASCUSIP       (x$1000)   PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE   SHARED  NONE

ALLETE                     Common       018522300       14,092  364,900sh         sole                345,579
AMERIS BANCORP             Common       03076K108       19,8761,237,631sh         sole              1,182,363
AMETEK INC                 Common       031100100       28,872  657,533sh         sole                633,757
ASTORIA FINANCIAL CORP     Common       046265104       19,497  717,856sh         sole                686,597
BENJAMIN FRANKLIN BANCORP ICommon       082073107          207   15,000sh         sole                 15,000
CAMBRIDGE BANCORP          Common       132,152,109        583   21,000sh         sole                 21,000
CAPITAL ONE FINANCIAL CORP Common       14040H105       26,225  532,816sh         sole                514,328
COLONY BANKCORP, INC.      Common       19623P101        5,743  452,187sh         sole                429,236
COMMUNITY CAPITAL CORP.    Common       20363C102          126    8,050sh         sole                  8,050
COMMUNITY FINANCIAL CORPORACommon       20365L100          191   23,936sh         sole                 23,936
DANVERS BANCORP INC.       Common       236,442,109        201   20,000sh         sole                 20,000
FORD MOTOR COMPANY         Common       345,370,860     14,6842,567,072sh         sole              2,426,639
FPL GROUP INC.             Common       302,571,104     27,474  437,903sh         sole                422,340
GENERAL DYNAMICS CORP.     Common       369,550,108     28,706  344,320sh         sole                332,738
HEALTH NET INC COM         Common       42222G108       16,272  528,300sh         sole                502,500
IDEARC INC.                Common       451,663,108         37   10,083sh         sole                  9,466
INTERNATIONAL BANCSHARES COCommon       459,044,103     18,756  830,650sh         sole                791,422
MAC-GRAY CORP              Common       554,153,106     16,9241,471,658sh         sole              1,395,656
MARATHON OIL CORP          Common       565,849,106     24,421  535,558sh         sole                515,596
NEW ENGLAND BANCSHARES, INCCommon       643,863,202        169   15,000sh         sole                 15,000
NORTHRIM BANCORP INC.      Common       666,762,109        617   33,957sh         sole                 33,957
PEOPLES BANCORP INC        Common       709,789,101        527   21,850sh         sole                 21,850
PRAXAIR INC.               Common       74005P104       28,884  342,918sh         sole                330,260
SOUND FINANCIAL INC        Common       83607Y108          183   20,000sh         sole                 20,000
SOUTHWEST BANCORP INC.     Common       844,767,103     21,2431,213,208sh         sole              1,158,479
SOVEREIGN BANCORP INC      Common       845,905,108     15,0871,618,732sh         sole              1,552,527
STEWART INFORMATION SERVICECommon       860,372,101     16,262  580,999sh         sole                554,760
THE CHUBB CORPORATION      Common       171,232,101     18,246  368,750sh         sole                357,300
TORO CO                    Common       891,092,108     14,796  357,477sh         sole                338,165
UNITEDHEALTH GROUP INC     Common       91324P102       16,527  480,987sh         sole                457,463
VERIZON COMMUNICATIONS     Common       92343V104       17,552  481,532sh         sole                456,624
WEBSTER FINANCIAL CORP - CTCommon       947,890,109     18,276  655,748sh         sole                627,887
WELLPOINT INC (NEW)        Common       94973V107       25,531  578,541sh         sole                559,902
WESCO INTERNATIONAL INC    Common       95082P105       16,567  454,011sh         sole                430,799
AUTOLIV INC.               ADR          052800109       58,4061,163,462sh         sole                990,309
BHP BILLITON LTD - SPON ADRADR          088606108       53,214  808,104sh         sole                592,001
CEMEX SA - SPONS ADR PART CADR          151,290,889     72,6482,781,307sh         sole              2,366,600
HRVATSKE TELEKOMUNIKA DD-GDGDR          443,296,108        341    4,982sh         sole                  4,299
METHANEX CORPORATION (US SHADR          59151K108          355   13,550sh         sole                      0
SAMSUNG ELECTRONICS COMMON-GDR          796,050,888     17,446   55,873sh         sole                 23,471
SAMSUNG ELECTRONICS PFD N/VGDR          796,050,201        111      500sh         sole                    500
SK TELECOM CO LTD ADR      ADR          78440P108       12,220  565,468sh         sole                195,995























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